Equity (Details) - Schedule of Shareholder Composition - shares	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Shareholder Composition [Line Items]
Shares (in shares)	178,465,904,723	177,823,688,723	175,646,161,923
American Depository Receipts (ADRs) (in shares)	9,980,222,071	10,622,438,071	12,799,964,871
Shares outstanding (in shares)	188,446,126,794	188,446,126,794	188,446,126,794
Percentage of equity holding	100.00%	100.00%	100.00%
Santander Chile Holding S.A.
Schedule of Shareholder Composition [Line Items]
Shares (in shares)	66,822,519,695	66,822,519,695	66,822,519,695
American Depository Receipts (ADRs) (in shares)	0	0	0
Shares outstanding (in shares)	66,822,519,695	66,822,519,695	66,822,519,695
Percentage of equity holding	35.46%	35.46%	35.46%
Teatinos Siglo XXI Inversiones S.A.
Schedule of Shareholder Composition [Line Items]
Shares (in shares)	59,770,481,573	59,770,481,573	59,770,481,573
American Depository Receipts (ADRs) (in shares)	0	0	0
Shares outstanding (in shares)	59,770,481,573	59,770,481,573	59,770,481,573
Percentage of equity holding	31.72%	31.72%	31.72%
The Bank New York Mellon
Schedule of Shareholder Composition [Line Items]
Shares (in shares)		0	0
American Depository Receipts (ADRs) (in shares)		10,622,438,071	12,799,964,871
Shares outstanding (in shares)		10,622,438,071	12,799,964,871
Percentage of equity holding		5.64%	6.79%
J P Morgan Chase Bank (ADRs)
Schedule of Shareholder Composition [Line Items]
Shares (in shares)	0
American Depository Receipts (ADRs) (in shares)	9,980,222,071
Shares outstanding (in shares)	9,980,222,071
Percentage of equity holding	5.30%
Banks on behalf of third parties
Schedule of Shareholder Composition [Line Items]
Shares (in shares)	17,715,643,262	16,842,708,565	19,416,795,808
American Depository Receipts (ADRs) (in shares)	0	0	0
Shares outstanding (in shares)	17,715,643,262	16,842,708,565	19,416,795,808
Percentage of equity holding	9.40%	8.94%	10.30%
Pension funds (AFP) on behalf of third parties
Schedule of Shareholder Composition [Line Items]
Shares (in shares)	19,486,919,574	20,794,099,878	18,392,349,767
American Depository Receipts (ADRs) (in shares)	0	0	0
Shares outstanding (in shares)	19,486,919,574	20,794,099,878	18,392,349,767
Percentage of equity holding	10.34%	11.03%	9.76%
Stock brokers on behalf of third parties
Schedule of Shareholder Composition [Line Items]
Shares (in shares)	5,209,519,338	5,276,952,871	5,029,151,233
American Depository Receipts (ADRs) (in shares)	0	0	0
Shares outstanding (in shares)	5,209,519,338	5,276,952,871	5,029,151,233
Percentage of equity holding	2.76%	2.80%	2.67%
Other minority holders
Schedule of Shareholder Composition [Line Items]
Shares (in shares)	9,460,821,281	8,316,926,141	6,214,863,847
American Depository Receipts (ADRs) (in shares)	0	0	0
Shares outstanding (in shares)	9,460,821,281	8,316,926,141	6,214,863,847
Percentage of equity holding	5.02%	4.41%	3.30%